Derivative financial instruments and hedge accounting - Effects recognized in finance income (loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	€ 351	€ (14)	€ (307)
Currency
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	391	9	(329)
Interest rate risk
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	€ (40)	€ (23)	€ 22